Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2014
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net
5.      Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	June 30, 2014
Cost
Vessels	$481,086	$541,141
Other fixed assets	1,083	1,433
Total cost	482,169	542,574
Accumulated depreciation	(155,495)	(165,272)
Vessels and other fixed assets, net	$326,674	$377,302

Vessels acquired / disposed during the six month period ended June 30, 2013

On March 14, 2013, the Company entered into an agreement with a third party to sell the Star Sigma, for a contracted price of $9,044 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on April 10, 2013. The net carrying amount of Star Sigma as of the date of its delivery was $8,354 and the resulting loss of $81 is included under "Loss on sale of vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2013.
No vessel acquisitions took place in the six month period ended June 30, 2013.

Vessels acquired / disposed during the six month period ended June 30, 2014

On January 24, 2014, the Company entered into two agreements to acquire from Glocal Maritime Ltd, or "Glocal", an unaffiliated third party, two 98,000 dwt Post Panamax vessels, Star Vega and Star Sirius, built 2011, for an aggregate purchase price of $60,000. The vessels Star Vega and Star Sirius, were delivered to the Company on February 13, 2014 and March 7, 2014, respectively. The vessels, upon their delivery, were chartered back to Glocal for a daily rate of $15 less brokerage commission of 1.25% until at least June 2016.
 No vessel disposals took place in the six month period ended June 30, 2014.